Leases (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of weighted-average discount rate

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term	4.0 years	5.0 years
Weighted-average discount rate	3.0	3.0

Schedule of summarizes the maturities

2026	₣	291,276
2027		296,938
2028		305,846
2029		315,022
Total expected lease payments		1,209,082
Less: imputed interest		(68,434)
Total lease liability		1,140,648
Less: current lease liability		(257,095)
Non-current lease liability	₣	883,553